Payments, by Project - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Fees	Total Payments
Total	$ 541,076	$ 5,404,396	$ 5,945,472
Rook I
Total	$ 541,076	$ 5,404,396	$ 5,945,472